Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term borrowings maturity period (less than 30 days)	30 days	30 days	30 days
Short-term borrowings	$ 104,512	$ 105,787	$ 103,256
Short-term Borrowings, Rate	1.43%	2.52%	1.22%
Short-term Debt average daily balance, Amount	$ 115,337	$ 104,267	$ 98,922
Short-term Debt average daily balance, Rate	2.01%	1.65%	0.77%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 92,403	$ 92,430	$ 88,684
Short-term Borrowings, Rate	1.54%	2.65%	1.30%
Short-term Debt average daily balance, Amount	$ 102,888	$ 90,348	$ 82,507
Short-term Debt average daily balance, Rate	2.11%	1.78%	0.90%
Maximum month-end balance, Amount	$ 111,726	$ 93,918	$ 91,604
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 0	$ 0
Short-term Borrowings, Rate	0.00%	0.00%	0.00%
Short-term Debt average daily balance, Amount	$ 0	$ 0	$ 16
Short-term Debt average daily balance, Rate	0.00%	0.00%	0.95%
Maximum month-end balance, Amount	$ 0	$ 0	$ 78
Other Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 12,109	$ 13,357	$ 14,572
Short-term Borrowings, Rate	0.60%	1.63%	0.72%
Short-term Debt average daily balance, Amount	$ 12,449	$ 13,919	$ 16,399
Short-term Debt average daily balance, Rate	1.20%	0.79%	0.13%
Maximum month-end balance, Amount	$ 14,129	$ 16,924	$ 19,439